Contractual liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Contractual liabilities
Upfront payment for silver streaming arrangement			$ 250,000
Beginning balance	$ 199,637	$ 221,885
Revenue recognition upon ore delivery	(25,660)	(29,543)
Accretion for year	6,545	7,295
Ending balance	180,522	199,637
Contractual liabilities breakdown
Current	26,351	31,992
Non-current	$ 154,171	$ 167,645